Short-term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Schedule of Investments [Line Items]
Short-term investments	$ 20,343	$ 22,118
Held-to-maturity securities
Schedule of Investments [Line Items]
Short-term investments		1,517
Available-for-sale securities
Schedule of Investments [Line Items]
Short-term investments	$ 20,343	$ 20,601